Financial Risk Management Objectives and Policies (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Risk Management Text Block Abstract
Percentage of USD/AUD exchange rate	5.80%	4.90%